GAIN ON EXTINGUISHMENT OF DEBTS (Details Textual) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Gain of extinguishment of debts	$ 33,693	$ 160,997	$ 275,086	$ 1,212,010	$ 1,318,947	$ 1,666,386
Debt Conversion, Converted Instrument, Shares Issued	599,007	817,447	2,034,607	2,854,717	37,676,675	3,238,847